Stock Option Plans - Summary of status of nonvested shares (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Nonvested, beginning of year	62,235	83,185
Granted
Vested	(20,150)	(20,550)
Forfeited		(400)
Nonvested, end of year	42,085	62,235
Weighted-Average Grant-Date Fair Value
Nonvested, beginning of year	$ 4.34	$ 4.34
Granted
Vested	$ 4.34	$ 4.34
Forfeited
Nonvested, end of year	$ 4.34	$ 4.34